Investment in subsidiaries - European Liberty Global assets (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Jul. 31, 2019
Acquisitions
Purchase of interests in subsidiaries, net of cash acquired	€ 136	€ 10,202
Cash consideration	136	10,202
European Liberty Global assets
Acquisitions
Identifiable intangible assets			€ 5,818
Property, plant and equipment			4,737
Inventory			2
Trade and other receivables			856
Other investments			2
Cash and cash equivalents			109
Current and deferred taxation			(1,904)
Short and long-term borrowings			(9,527)
Trade and other payables			(1,066)
Post employment benefits			(40)
Provisions			(178)
Net identifiable liabilities acquired			(1,191)
Goodwill			11,504
Cash outflow			€ 10,313
Customer relationships				€ 5,569
Brand				71
Software				178
Transaction costs		58
Revenue of acquiree since acquisition date		491
Loss of acquiree since acquisition date		(11)
Revenue of combined entity as if combination occurred at beginning of period		22,940
Loss of combined entity as if combination occurred at beginning of period		(481)
Cash consideration				€ 10,295
Other acquisitions
Acquisitions
Cash outflow		29
Purchase of interests in subsidiaries, net of cash acquired	€ 136
Aggregate consideration		185
Aggregate fair values of goodwill of the acquired operations		182
Aggregate fair values of assets of the acquired operations		50
Aggregate fair values of liabilities of the acquired operation		€ 47
Unitymedia GmbH
Acquisitions
Percentage of voting equity interests acquired				100.00%
Upc Hungary
Acquisitions
Percentage of voting equity interests acquired				100.00%
Upc Czech
Acquisitions
Percentage of voting equity interests acquired				100.00%